Acquisition and sale of businesses and brands and purchase of non-controlling interests - Sales of businesses and brands (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Net (assets)/liabilities disposed of
Deferred tax	$ 2,794	$ 2,804	$ 2,573
Post-employment benefit liabilities	(757)	(721)	(748)
Net assets	(13,178)	(12,070)
Less non-controlling interest	(2,088)	(2,038)
(Loss)/gain on disposal before taxation	3,537	5,460	5,642
Taxation	(999)	(1,294)	(1,163)
Profit for the year	2,538	4,166	4,479
Disposal group, disposed of by sale, not discontinued operations
Sale consideration
Cash received	185	116	604
Cash disposed of	(11)	(20)	(16)
Transaction and other directly attributable costs paid	(31)	(9)	(29)
Net cash received	143	87	559
Deferred consideration receivable	4	32	0
Investment in associates received	25	0	0
Transaction costs payable and other directly attributable items	(54)	(24)	(7)
Sale consideration	118	95	552
Net (assets)/liabilities disposed of
Brands	(83)	(167)	0
Other non-current assets	0	(3)	(132)
Assets and liabilities held for sale	20	0	(87)
Inventories	(13)	(11)	(35)
Other working capital	(1)	3	85
Other borrowings	0	0	2
Corporate tax	0	2	(4)
Deferred tax	0	37	6
Post-employment benefit liabilities	0	0	5
Net assets	(77)	(139)	(160)
Less non-controlling interest	(9)	0	0
Impairment charge recognised for prospective sale of Guinness Ghana	(97)	0	(3)
Exchange recycled from other comprehensive income	(179)	(26)	(15)
(Loss)/gain on disposal before taxation	(244)	(70)	374
Taxation	(3)	1	(37)
Profit for the year	(247)	$ (69)	$ 337
Disposal group, disposed of by sale, not discontinued operations | Guinness Nigeria
Sale consideration
Cash received	64
Cash disposed of	0
Transaction and other directly attributable costs paid	(11)
Net cash received	53
Deferred consideration receivable	0
Investment in associates received	0
Transaction costs payable and other directly attributable items	(14)
Sale consideration	39
Net (assets)/liabilities disposed of
Brands	0
Other non-current assets	0
Assets and liabilities held for sale	20
Inventories	0
Other working capital	0
Other borrowings	0
Corporate tax	0
Deferred tax	0
Post-employment benefit liabilities	0
Net assets	20
Less non-controlling interest	(9)
Impairment charge recognised for prospective sale of Guinness Ghana	0
Exchange recycled from other comprehensive income	(175)
(Loss)/gain on disposal before taxation	(125)
Taxation	(1)
Profit for the year	(126)
Disposal group, disposed of by sale, not discontinued operations | Other Individually Immaterial Business Disposed
Sale consideration
Cash received	121
Cash disposed of	(11)
Transaction and other directly attributable costs paid	(20)
Net cash received	90
Deferred consideration receivable	4
Investment in associates received	25
Transaction costs payable and other directly attributable items	(40)
Sale consideration	79
Net (assets)/liabilities disposed of
Brands	(83)
Other non-current assets	0
Assets and liabilities held for sale	0
Inventories	(13)
Other working capital	(1)
Other borrowings	0
Corporate tax	0
Deferred tax	0
Post-employment benefit liabilities	0
Net assets	(97)
Less non-controlling interest	0
Impairment charge recognised for prospective sale of Guinness Ghana	(97)
Exchange recycled from other comprehensive income	(4)
(Loss)/gain on disposal before taxation	(119)
Taxation	(2)
Profit for the year	$ (121)